Lease (Details 2) - USD ($)	May 31, 2021	Nov. 30, 2020
Leases [Abstract]
Lease payments for the year ending November 30, 2021	$ 88,014
Less imputed interest	2,851
Present value of lease liabilities	$ 85,163	$ 157,110